Schedule II - Valuation and Qualifying Accounts (Notes)	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

(In millions) for the years ended December 31,	2020	2019	2018
Accounts Receivable—Allowance for Doubtful Receivables
Balance at beginning of period	$2	$1	$—
Additions charged to expenses	31	—	2
Deductions from reserves[1]	(1)	1	(1)
Balance at end of period	$32	$2	$1
Inventory—Obsolescence Reserve
Balance at beginning of period	$21	$24	$23
Additions charged to expenses	5	22	16
Deductions from reserves[2]	(22)	(25)	(15)
Balance at end of period	$4	$21	$24
Deferred Tax Assets—Valuation Allowance
Balance at beginning of period	$598	$603	$731
Additions charged to expenses [3]	109	45	16
Deductions from reserves [3]	(30)	(50)	(144)
Balance at end of period	$677	$598	$603
1.Deductions include write-offs, recoveries and currency translation adjustments.
2.Deductions include disposals and currency translation adjustments.
3.Additions and Deductions include currency translation adjustments.